18. Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Liabilities Less Deposits
Available for sale securities portfolio measured at fair value on a recurring basis

2013
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$ -	$ 9,537	$ -	$ 9,537
Mortgage Backed Securities	$ -	$ 30,740	$ -	$ 30,740
TRUP CDO’s	$ -	$ -	$ -	$ -
Single Issue Trust Preferred	$ -	$ 883	$ -	$ 883
SBA Pools	$ -	$ 13,659	$ -	$ 13,659
SLMA	$ -	$ 499	$ -	$ 499
Total AFS Securities	$ -	$ 55,318	$ -	$ 55,318

2012
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$ -	$ 11,985	$ -	$ 11,985
Mortgage Backed Securities	$ -	$ 27,642	$ -	$ 27,642
TRUP CDO’s	$ -	$ -	$ 294	$ 294
Single Issue Trust Preferred	$ -	$ 886	$ -	$ 886
SBA Pools	$ -	$ 16,091	$ -	$ 16,091
SLMA	$ -	$ 502	$ -	$ 502
Total AFS Securities	$ -	$ 57,106	$ 294	$ 57,400

Assets measured on a recurring basis using significant unobservable inputs
Investment Securities Available for Sale	2012	2012

Beginning Balance, January 1	$ 294	$ 150
Total gains (losses) included in net income	(754)	(167)
Included in Other Comprehensive Income	460	311
Transfers in or out of Level 3	-	-
Ending Balance, December 31	$ -	$ 294

Summary of foreclosed and repossessed assets at fair value on a non-recurring basis

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ -	$ 12,667	$ 12,667
Repossessions/OREO, net	$ -	$ 1,218	$ 6,618	$ 7,836

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$ -	$ 12,183	$ -	$ 12,183
Repossessions/OREO, net	$ -	$ 16,661	$ -	$ 16,661

Assets at fair value on a non - recurring basis segregated by the level of the valuation inputs within the fair value hierarchy
		Quantitative Information about Level 3 Fair Value Measurements
			Valuation	Unobservable	Range
December 31,	2013	2012	Techniques	Input (2)	(Weighted Average)
OREO	$6,618	$-	Appraisal of collateral (1)	Appraisal adjustments	0% to 45% (13%)
				Liquidation expenses	0% to 10% (9%)

Impaired loans	$12,667	$-	Fair value of collateral –real estate (1), (3)	Appraisal adjustments	0% to 10% (9%)
			Fair value of collateral –equipment, inventory, other (1), (3)	Appraisal adjustments	25% to 50% (33%)
				Liquidation expenses	0% to 10% -9%)

Carrying amounts and fair values of financial instruments
	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$ 83,995	$ 83,995	$ 81,208	$ 81,208
Securities available for sale	55,318	55,318	57,400	57,400
Other investments	4,710	4,710	4,930	4,930
Loans, net	396,961	390,401	383,049	383,173
Deposits	(488,274)	(466,120)	(485,340)	(480,424)
Other short-term borrowings	(23,500)	(25,538)	(20,170)	(23,072)
Long-term debt	(47,802)	(50,892)	(51,298)	(57,145)
Capital Securities	(3,150)	(3,175)	(3,150)	(3,542)